Revenues from Major Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 119,507	$ 137,663	$ 323,800
PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	108,402	128,640	316,349
Countries other than PRC
Segment and Geographic Distribution of Operations [Line Items]
Total revenues	$ 11,105	$ 9,023	$ 7,451